Segmented information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Three months ended June 30, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$507,095	$97,015	$—	$604,110
Other revenue	12,559	7,208	382	20,149
Fuel, power and water purchased	159,256	11,698	—	170,954
Net revenue	360,398	92,525	382	453,305
Operating expenses	179,258	27,053	19	206,330
Administrative expenses	10,966	8,510	631	20,107
Depreciation and amortization	76,228	36,057	262	112,547
Loss on foreign exchange	—	—	4,464	4,464
Operating income (loss)	93,946	20,905	(4,994)	109,857
Interest expense	(23,859)	(27,615)	(13,099)	(64,573)
Income (loss) from long-term investments	5,265	26,675	(145,320)	(113,380)
Other expenses	(2,898)	(7,545)	(6,602)	(17,045)
Earnings (loss) before income taxes	$72,454	$12,420	$(170,015)	$(85,141)
Capital expenditures	$313,188	$67,660	$—	$380,848
(1) Renewable Energy Group revenue includes $25,062 related to net hedging loss from energy derivative contracts and availability credits for the three months period ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $8,811 related to alternative revenue programs for the three months period ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Three months ended June 30, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$430,764	$77,890	$—	$508,654
Other revenue	14,100	4,372	397	18,869
Fuel, power and water purchased	148,403	6,061	—	154,464
Net revenue	296,461	76,201	397	373,059
Operating expenses	145,723	25,357	2	171,082
Administrative expenses (recovery)	9,912	6,425	785	17,122
Depreciation and amortization	67,520	30,369	272	98,161
Loss on foreign exchange	—	—	1,283	1,283
Operating income (loss)	73,306	14,050	(1,945)	85,411
Interest expense	(27,114)	(20,452)	(10,616)	(58,182)
Income from long-term investments	9,293	25,988	25,225	60,506
Other expenses	(4,155)	(2,778)	(95)	(7,028)
Earnings before income taxes	$51,330	$16,808	$12,569	$80,707
Capital expenditures	$341,431	$66,312	$—	$407,743
(1) Renewable Energy Group revenue includes $4,996 related to net hedging gain from energy derivative contracts for the three months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $5,118 related to alternative revenue programs for the three months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	1,129,854	185,235	$—	$1,315,089
Other revenue	27,547	16,552	768	44,867
Fuel, power and water purchased	393,828	26,604	—	420,432
Net revenue	763,573	175,183	768	939,524
Operating expenses	363,667	54,643	22	418,332
Administrative expenses	19,036	16,055	2,468	37,559
Depreciation and amortization	156,511	75,474	526	232,511
Loss on foreign exchange	—	—	4,726	4,726
	224,359	29,011	(6,974)	246,396
Gain on sale of renewable assets	—	1,200	—	1,200
Operating income (loss)	224,359	30,211	(6,974)	247,596
Interest expense	(45,285)	(43,328)	(33,903)	(122,516)
Income (loss) from long-term investments	9,774	54,301	(188,144)	(124,069)
Other expenses	(7,786)	(8,293)	(8,023)	(24,102)
Earnings (loss) before income taxes	$181,062	$32,891	$(237,044)	$(23,091)
Property, plant and equipment	$8,176,765	$3,674,155	$30,859	$11,881,779
Investments carried at fair value	2,042	1,661,050	—	1,663,092
Equity-method investees	37,228	343,322	15,755	396,305
Total assets	11,543,883	5,981,313	212,680	17,737,876
Capital expenditures	$568,773	$139,774	$—	$708,547
(1) Renewable Energy Group revenue includes $29,892 related to net hedging loss from energy derivative contracts and availability credits for the six months period ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $15,089 related to alternative revenue programs for the six months period ended June 30, 2022 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,017,901	$108,673	$—	$1,126,574
Other revenue	25,566	9,142	783	35,491
Fuel, power and water purchased	393,925	13,989	—	407,914
Net revenue	649,542	103,826	783	754,151
Operating expenses	297,905	53,229	5	351,139
Administrative expenses	17,455	12,608	3,702	33,765
Depreciation and amortization	135,087	59,947	566	195,600
Loss on foreign exchange	—	—	2,145	2,145
Operating income (loss)	199,095	(21,958)	(5,635)	171,502
Interest expense	(51,415)	(36,745)	(19,602)	(107,762)
Income (loss) from long-term investments	10,467	48,405	(48,873)	9,999
Other expenses	(12,646)	(3,654)	(1,707)	(18,007)
Earnings (loss) before income taxes	$145,501	$(13,952)	$(75,817)	$55,732
Capital expenditures	$553,950	$149,182	$—	$703,132
	December 31, 2021
Property, plant and equipment	$7,394,151	$3,615,915	$32,380	$11,042,446
Investments carried at fair value	2,296	1,846,160	—	1,848,456
Equity-method investees	37,492	375,460	20,898	433,850
Total assets	10,512,799	6,123,888	149,149	16,785,836
(1) Renewable Energy Group revenue includes $44,587 related to net hedging loss from energy derivative contracts for the six months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,479 related to alternative revenue programs for the six months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.

The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Revenue
United States	$497,247	$415,431	$1,098,580	$927,258
Canada	41,397	35,952	95,232	83,803
Other regions	85,615	76,140	166,144	151,004
	$624,259	$527,523	$1,359,956	$1,162,065